Matthews Emerging Markets Equity FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.6%
	Shares	Value
Taiwan: 21.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	625,187	$36,157,393
Delta Electronics, Inc.	124,000	5,591,206
Elite Material Co., Ltd.	64,000	5,462,173
MediaTek, Inc.	78,000	3,741,284
United Microelectronics Corp. ADR	296,777	2,665,057
CTBC Financial Holding Co., Ltd.	1,563,000	2,540,060
Hon Hai Precision Industry Co., Ltd.	214,000	1,308,133
Total Taiwan		57,465,306

China/Hong Kong: 20.0%
Tencent Holdings, Ltd.	115,700	7,297,474
Alibaba Group Holding, Ltd.	297,100	4,656,891
Contemporary Amperex Technology Co., Ltd. A Shares	78,340	4,648,899
PetroChina Co., Ltd. H Shares	2,918,000	4,003,092
Zijin Mining Group Co., Ltd. H Shares	824,000	3,706,763
Yum China Holdings, Inc.	73,761	3,598,062
Ping An Insurance Group Co. of China, Ltd. H Shares	387,000	2,975,726
China Construction Bank Corp. H Shares	2,748,000	2,965,681
China Merchants Bank Co., Ltd. H Shares	411,000	2,611,587
Luckin Coffee, Inc. ADR[b]	76,253	2,447,721
Hongfa Technology Co., Ltd. A Shares	503,898	2,058,124
China Overseas Property Holdings, Ltd.	3,640,000	1,846,886
Zijin Gold International Co., Ltd.[b]	74,300	1,690,981
CMOC Group, Ltd. H Shares	795,000	1,672,013
Baidu, Inc. Class Ab	117,950	1,648,728
Meituan Class Bb,c,d	144,500	1,576,820
Baidu, Inc. ADR[b]	11,970	1,333,697
China International Capital Corp., Ltd. H Shares[c,d]	514,400	1,142,050
Cambricon Technologies Corp., Ltd. A Shares[b]	6,795	990,871
Montage Technology Co., Ltd. H Shares[b]	10,700	210,146
Total China/Hong Kong		53,082,212

South Korea: 19.7%
Samsung Electronics Co., Ltd.	123,101	14,545,739
SK Square Co., Ltd.[b]	14,357	4,775,562
Macquarie Korea Infrastructure Fund	524,286	3,899,046
Hanwha Aerospace Co., Ltd.	4,020	3,463,039
KB Financial Group, Inc.	33,463	3,318,772
Hana Financial Group, Inc.	43,788	3,224,748
Samsung Electro-Mechanics Co., Ltd.	10,399	3,009,968
SK Hynix, Inc.	4,971	2,849,299
Hyundai Motor Co.	7,746	2,410,711
HD Hyundai Electric Co., Ltd.	3,929	2,249,354
NAVER Corp.	15,852	2,180,362
Hyundai Rotem Co., Ltd.	18,303	2,129,315
Korea Investment Holdings Co., Ltd.	14,960	2,108,517
Samsung Biologics Co., Ltd.[b,c,d]	1,032	1,068,510
Coupang, Inc.[b]	50,008	944,151
Total South Korea		52,177,093

India: 12.2%
HDFC Bank, Ltd. ADR	177,039	4,404,730
ICICI Bank, Ltd. ADR	142,616	3,693,754
Mahindra & Mahindra, Ltd.	84,904	2,663,147
TVS Motor Co., Ltd.	69,735	2,506,120
Bharti Airtel, Ltd.	130,389	2,477,834

	Shares	Value
State Bank of India	230,604	$2,405,008
Bajaj Finance, Ltd.	255,580	2,186,917
Max Financial Services, Ltd.[b]	136,297	2,157,680
Marico, Ltd.	271,116	2,116,263
Eternal, Ltd.[b]	816,862	2,009,666
Bandhan Bank, Ltd.[c,d]	1,177,428	1,770,793
Shriram Finance, Ltd.	184,658	1,718,026
Reliance Industries, Ltd.	82,741	1,189,945
Tata Consumer Products, Ltd.	93,230	1,002,656
Total India		32,302,539

Brazil: 6.2%
Itau Unibanco Holding SA ADR	648,138	5,431,396
Petroleo Brasileiro SA - Petrobras ADR	179,142	3,717,196
B3 SA - Brasil Bolsa Balcao	834,000	2,962,557
NU Holdings, Ltd. Class Ab	186,897	2,685,710
Vale SA ADR	99,882	1,589,123
Total Brazil		16,385,982

South Africa: 3.0%
Shoprite Holdings, Ltd.	167,789	2,751,555
Capitec Bank Holdings, Ltd.	10,972	2,695,756
Valterra Platinum, Ltd.	30,792	2,588,311
Total South Africa		8,035,622

Mexico: 2.3%
Grupo Financiero Banorte SAB de CV Class O	314,400	3,486,941
Fomento Economico Mexicano SAB de CV ADR	23,454	2,604,801
Total Mexico		6,091,742

Peru: 2.1%
Credicorp, Ltd.	8,488	2,878,960
Cia de Minas Buenaventura SAA ADR	77,777	2,803,083
Total Peru		5,682,043

Chile: 1.8%
Antofagasta PLC	108,421	4,862,083
Total Chile		4,862,083

United States: 1.6%
Freeport-McMoRan, Inc.	71,599	4,208,589
Total United States		4,208,589

Singapore: 1.3%
Singapore Telecommunications, Ltd.	887,335	3,409,376
Total Singapore		3,409,376

Philippines: 0.9%
Bank of the Philippine Islands	1,497,886	2,463,190
Total Philippines		2,463,190

Thailand: 0.8%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	3,155,200	1,821,351
CP ALL Public Co., Ltd.	111,600	157,601
Total Thailand		1,978,952
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Matthews Emerging Markets Equity FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Vietnam: 0.0%
Military Commercial Joint Stock Bank	39,470	$39,943
Total Vietnam		39,943

Russia: 0.0%
Sberbank of Russia PJSC[b,e]	128,308	1,578
Total Russia		1,578

TOTAL COMMON EQUITIES		248,186,250
(Cost $197,611,734)
PREFERRED EQUITIES: 0.0%
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b]	278,940	30,144
Total India		30,144

TOTAL PREFERRED EQUITIES		30,144
(Cost $0)

Total Investments: 93.6%		248,216,394
(Cost $197,611,734)
CASH AND OTHER ASSETS, LESS LIABILITIES: 6.4%		16,911,115
Net Assets: 100.0%		$265,127,509

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $5,558,173, which is 2.10% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,578 and 0.00% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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